SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 95.7%
	EQUITY - 95.7%
154,999	Communication Services Select Sector SPDR Fund(a)				$ 18,347,232
81,308	Consumer Discretionary Select Sector SPDR Fund(a)				19,484,649
115,595	Consumer Staples Select Sector SPDR Fund(a)				9,059,180
60,017	Energy Select Sector SPDR Fund				5,361,919
456,456	Financial Select Sector SPDR Fund(a)				24,589,285
118,593	Health Care Select Sector SPDR Fund(a)				16,504,588
100,081	Industrial Select Sector SPDR Fund(a)				15,435,493
652,000	iShares Core S&P 500 ETF(a)				436,383,599
36,488	Materials Select Sector SPDR Fund				3,270,055
83,323	Real Estate Select Sector SPDR Fund(a)				3,510,398
224,355	Technology Select Sector SPDR Fund(a)				63,236,700
49,579	Utilities Select Sector SPDR Fund				4,323,785
	TOTAL EXCHANGE-TRADED FUNDS (Cost $240,536,762)				619,506,883

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
2,942,956	First American Government Obligations Fund, Class X, 4.05% (Cost $2,942,956)(b)				2,942,956

Contracts(c)
	INDEX OPTIONS PURCHASED - 4.2%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 4.2%
935	S&P 500 Index	12/31/2025	$ 5,100	$ 625,371,010	$ 1,387,540
935	S&P 500 Index	12/31/2025	5,500	625,371,010	2,258,907
934	S&P 500 Index	12/18/2026	6,100	624,702,164	23,352,069
	TOTAL PUT OPTIONS PURCHASED (Cost - $44,594,719)				26,998,516

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

					Fair Value
	TOTAL INVESTMENTS - 100.4% (Cost $288,074,437)				$ 649,448,355
	PUT OPTIONS WRITTEN - (0.5)% (Premiums received - $4,012,929)				(3,497,271)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%				1,486,855
	NET ASSETS - 100.0%				$ 647,437,939

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.5)%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (0.5)%
1,870	S&P 500 Index	12/31/2025	$ 5,300	$1,250,742,020	$ 3,497,271
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $4,012,929)

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2025, the total value of securities held as collateral is $416,332,447.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2025.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 91.1%
	EQUITY - 91.1%
71,000	iShares Core S&P 500 ETF(a)				$ 47,520,300
	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,842,403)

	SHORT-TERM INVESTMENTS — 3.5%
	MONEY MARKET FUNDS - 3.5%
1,811,583	First American Government Obligations Fund, Class X, 4.05% (Cost $1,811,583)(b)				1,811,583

Contracts(b)
	INDEX OPTIONS PURCHASED - 6.6%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 3.5%
36	S&P 500 Index	12/18/2026	$ 6,900	$ 24,078,456	$ 1,815,423
	TOTAL CALL OPTIONS PURCHASED (Cost - $354,713)

	PUT OPTIONS PURCHASED - 3.1%
71	S&P 500 Index	12/31/2025	5,100	47,488,066	105,364
71	S&P 500 Index	12/31/2025	5,500	47,488,066	171,532
71	S&P 500 Index	12/18/2026	5,750	47,488,066	1,344,342
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,701,057)				1,621,238

	TOTAL INDEX OPTIONS PURCHASED (Cost - $3,055,770)				3,436,661

	TOTAL INVESTMENTS - 101.2% (Cost $29,709,756)				$ 52,768,544
	CALL OPTIONS WRITTEN - (1.5)% (Premiums received - $382,518)				(761,416)
	PUT OPTIONS WRITTEN - (0.5)% (Premiums received - $304,725)				(265,568)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%				444,801
	NET ASSETS - 100.0%				$ 52,186,361

Contracts(c)
	WRITTEN INDEX OPTIONS - (2.0)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN - (1.5)%
36	S&P 500 Index	12/18/2026	$ 7,500	$ 24,078,456	$ 761,416
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $382,518)

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Contracts(c)
	WRITTEN INDEX OPTIONS - (2.0)%	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS WRITTEN - (0.5)%
142	S&P 500 Index	12/31/2025	$ 5,300	$ 94,976,132	$ 265,568
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $304,725)				265,568

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $687,243)				$ 1,026,984

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2025, the total value of securities held as collateral is $32,795,700.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2025.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.